CONCENTRATION OF CREDIT RISK (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015
Concentration of Credit Risk [Abstract]
Security deposit	$ 3,222,000	$ 3,238,000
Holiday | Real Estate Investment | Credit Concentration Risk
Concentration of Credit Risk [Abstract]
Percentage of real estate investments managed and operated (in hundredths)	44.40%	46.80%	46.80%
Holiday | Segment Real Estate Investments | Credit Concentration Risk
Concentration of Credit Risk [Abstract]
Percentage of real estate investments managed and operated (in hundredths)	73.10%	78.20%	77.90%
Holiday | Segment revenue | Credit Concentration Risk
Concentration of Credit Risk [Abstract]
Percentage of real estate investments managed and operated (in hundredths)	63.70%	65.90%	57.70%
Holiday | Segment NOI | Credit Concentration Risk
Concentration of Credit Risk [Abstract]
Percentage of real estate investments managed and operated (in hundredths)	73.40%	72.30%	62.20%
Other | Real Estate Investment | Credit Concentration Risk
Concentration of Credit Risk [Abstract]
Percentage of real estate investments managed and operated (in hundredths)	8.50%	10.00%	10.60%
Blue Harbor | Real Estate Investment | Credit Concentration Risk
Concentration of Credit Risk [Abstract]
Percentage of real estate investments managed and operated (in hundredths)	10.30%	10.50%	10.50%
Blue Harbor | Segment Real Estate Investments | Credit Concentration Risk
Concentration of Credit Risk [Abstract]
Percentage of real estate investments managed and operated (in hundredths)	16.90%	17.50%	17.50%
Blue Harbor | Segment revenue | Credit Concentration Risk
Concentration of Credit Risk [Abstract]
Percentage of real estate investments managed and operated (in hundredths)	28.30%	29.60%	38.80%
Blue Harbor | Segment NOI | Credit Concentration Risk
Concentration of Credit Risk [Abstract]
Percentage of real estate investments managed and operated (in hundredths)	21.90%	24.20%	34.40%
Tenant for Holiday Portfolios
Concentration of Credit Risk [Abstract]
Security deposit	$ 43,400,000
Minimum net worth required by guarantor	$ 150,000,000
Minimum fixed coverage ratio	1.10
Maximum leverage ratio	10
Tenant for Holiday Portfolios | Real Estate Investment | Credit Concentration Risk
Concentration of Credit Risk [Abstract]
Percentage of real estate investments managed and operated (in hundredths)	36.80%	32.70%	32.10%
Tenant for Holiday Portfolios | Triple Net Lease | Segment revenue | Credit Concentration Risk
Concentration of Credit Risk [Abstract]
Concentration risk percentage (in hundredths)	19.90%	18.90%	23.00%
Tenant for Holiday Portfolios | Triple Net Lease | Segment NOI | Credit Concentration Risk
Concentration of Credit Risk [Abstract]
Concentration risk percentage (in hundredths)	40.70%	38.90%	45.00%